Loans, Troubled Debt Restructuring (Details) (USD $)	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		23		7
Troubled Debt Restructurings, Pre-Modification		$ 27,003,321		$ 1,247,169
Troubled Debt Restructurings, Post-Modification		20,335,408		1,244,198
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		7		2
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		7,973,756		213,291
Number of restructured loans failed to continue to perform as agreed		3
Amount of restructured loans charged off	10,000	51,998	999,133
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		3		1
Troubled Debt Restructurings, Pre-Modification		3,240,469		107,749
Troubled Debt Restructurings, Post-Modification		1,541,882		107,749
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		1,175,922
Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		3
Troubled Debt Restructurings, Pre-Modification		1,430,147
Troubled Debt Restructurings, Post-Modification		1,430,101
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		3
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		4,475,473
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		9		1
Troubled Debt Restructurings, Pre-Modification		20,827,349		56,835
Troubled Debt Restructurings, Post-Modification		15,906,547		56,835
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		3		1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		2,322,361		203,291
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		8		5
Troubled Debt Restructurings, Pre-Modification		1,505,356		1,082,585
Troubled Debt Restructurings, Post-Modification		1,456,878		1,079,614
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts				1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment				$ 10,000